Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Related party revenue	$ 171,683	$ 194,641
Related party costs	1,363,905	2,082,367
Shares based compensation expense	3,212,772	4,643,127
Related party expenses	438,320	285,400
Related party interest expense	$ 12,276	$ 0